FORM 5500, SCHEDULE H, PART IV LINE 4i — SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
FORM 5500, SCHEDULE H, PART IV LINE 4i — SCHEDULE OF ASSETS (HELD AT END OF YEAR)

PENTAIR, INC. RETIREMENT SAVINGS AND STOCK INCENTIVE PLAN		(EIN: 41-0907434)
		(Plan #002)

FORM 5500, SCHEDULE H, PART IV LINE 4i — SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025

		Current
Description	Cost	Value
COMMON/COLLECTIVE TRUSTS:
Vanguard Target Retirement Income Fund	*	$8,282,690
Vanguard Target Retirement 2020 Fund	*	13,869,724
Vanguard Target Retirement 2025 Fund	*	34,838,597
Vanguard Target Retirement 2030 Fund	*	76,500,138
Vanguard Target Retirement 2035 Fund	*	88,787,245
Vanguard Target Retirement 2040 Fund	*	53,727,712
Vanguard Target Retirement 2045 Fund	*	55,982,741
Vanguard Target Retirement 2050 Fund	*	51,844,577
Vanguard Target Retirement 2055 Fund	*	34,757,933
Vanguard Target Retirement 2060 Fund	*	24,143,356
Vanguard Target Retirement 2065 Fund	*	7,441,356
Vanguard Target Retirement 2070 Fund	*	1,710,006
Fidelity Growth Company (1)	*	196,798,535
RT L&G RUSSELL 3000	*	111,419,115
RT L&G MSCI EAFE A	*	4,858,545
BlackRock Total Return L Series	*	8,639,360
Loomis Small Cap Growth	*	21,898,757
State Street Real Asset Non-Lending Series Fund Class C	*	759,718
Total common collective trusts		796,260,105
MUTUAL FUNDS:
Oakmark Fund	*	44,794,505
Dodge & Cox International Stock Fund Class X	*	21,908,381
Fidelity US Bond Index (1)	*	7,796,581
Victory Integrity Small Cap Value Fund R6	*	12,192,271
Vanguard International Growth Fund Adm	*	12,042,662
Total mutual funds		98,734,400
INTEREST-BEARING CASH
Vanguard Federal Money Market	*	52,525
Vanguard Cash Reserves Federal Money Market	*	265,670
Total interest-bearing cash		318,195
PENTAIR COMMON STOCK (1)	*	50,460,578
STABLE VALUE FUND
Fidelity Managed Income Portfolio II, CL 4 (1)	*	46,376,346
NOTES RECEIVABLE FROM PARTICIPANTS, NET OF $239,318 IN DEEMED DISTRIBUTIONS (1) (2)		8,600,466
TOTAL		$1,000,750,090
(1)Party-in-interest.
(2)Interest rates range from 4.25% to 9.75%. Maturity dates range from 2026 to 2045.
*    Cost information is not required for participant-directed investments and, therefore, is not included.